Cover	Nov. 10, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2024
Entity File Number	001-40579
Entity Registrant Name	Cadiz Inc.
Entity Central Index Key	0000727273
Entity Tax Identification Number	77-0313235
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 S. Hope Street
Entity Address, Address Line Two	Suite 2850
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	271-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CDZI
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th fractional interest in share of 8.875% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share)
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th fractional interest in share of 8.875% Series A Cumulative
Trading Symbol	CDZIP
Security Exchange Name	NASDAQ